Environment	12 Months Ended
Dec. 31, 2020
ENVIRONMENT
Environment

39.  ENVIRONMENT

Environmental expenses for the years ended December 2020, 2019 and 2018, are as follows:

				12-31-2020						12-31-2019
Disbursing Company	Project Name	Environmental Description	Project status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Pehuenche	PEHUENCHE CENTRAL	Waste Management	In progress	13,128	—	13,128	19,298	12-31-2021	32,426	3,165
		Environmental Sanitation	In progress	3,528	—	3,528	5,334	12-31-2021	8,862	1,988
		Materials Environment	In progress	4,993	—	4,993	24,720	12-31-2021	29,713	9,061
		Campaigns and Studies	In progress	4,235	—	4,235	6,180	12-31-2021	10,415	—
Enel Distribución Chile S.A.	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	Completed	305,701	—	305,701	—	12-31-2020	305,701	2,600
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Completed	303,873	—	303,873	—	12-31-2020	303,873	67,291
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	Completed	3,296,066	—	3,296,066	—	12-31-2020	3,296,066	3,507,502
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	Completed	91,353	91,353	—	—	12-31-2020	91,353	170,077
	REPLACE TRAFOS TRIFAS MEJ QUALITY BT	This project corresponds to: - replacement of traditional network by Calpe BT - replacement of concentrical network by Calpe BT - replacement of transformers with loadability problems	Completed	3,649,294	3,649,294	—	—	12-31-2020	3,649,294	1,168,343
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance tree planting of SSEE and removal of weeds, debris and garbage, exterior perimeter. The withdrawal and transfer was carried out.	Completed	340,704	—	340,704	—	12-31-2020	340,704	64,737
	RESPEL MANAGEMENT	Hazardous waste removal and treatment management	Completed	19,122	—	19,122	—	12-31-2020	19,122	103,847
	SEC STANDARDIZATION PROJECT (CAPEX)	Maintenance of trees, SSEE and removal of weeds, debris and garbage, exterior perimeter.	Completed	1,774,155	1,774,155	—	—	12-31-2020	1,774,155
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in the Metropolitan Park.	Completed	1,374	—	1,374	—	12-31-2020	1,374	2,337
	OIL ANALYSIS AT POWER TD (OPEX)	The waste material was removed and transferred to a dump from a Substation.	Completed	32,096	—	32,096	—	12-31-2020	32,096	—
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	595,987	95,976	500,011	599,144	12-31-2021	1,195,131	2,307,825
	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	2,048,635	158,028	1,890,607	1,520,333	12-31-2021	3,568,968	7,151,486
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	263,737	—	263,737	—	12-31-2020	263,737	759,980
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste, and removal of household waste.	In progress	84,113	—	84,113	148,447	12-31-2021	232,560	33,841
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	46,957	—	46,957	104,448	12-31-2021	151,405	36,175
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	—	—	35,266	44,588	12-31-2021	—	—
	Rent/Vehicle Expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	51,716	—	51,716	66,741	12-31-2021	118,457	—
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	189,321	—	189,321	355,550	12-31-2021	544,871	147,392
	Technical Counterpart Environmental Studies	Technical Counterpart Environmental Studies	In progress	—	—	—	5,287	12-31-2021	5,287	—
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	32,032	—	32,032	40,578	12-31-2021	72,610	4,822
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	8,066	—	8,066	31,591	12-31-2021	39,657	17,629
	Outsourced Services	Other services (contracts with third parties)	In progress	222,291	—	222,291	297,167	12-31-2021	519,458	53,970
	Travel Environment	Tickets - accommodation and viatics for site visit in facilities	In progress	56,820	—	56,820	85,150	12-31-2021	140,368	—
Geotérmica del Norte S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste, and removal of household waste.	In progress	21,992	—	21,992	32,918	12-31-2021	54,910	—
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	6,500	—	6,500	14,319	12-31-2021	20,819	—
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	313,280	—	313,280	339,170	12-31-2021	652,450	—
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	91	—	91	3,559	12-31-2021	3,650	—
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	4,816	—	4,816	1,324	12-31-2021	6,140	—
Parque Eólico Talinay Oriente S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste, and removal of household waste.	In progress	13,064	—	13,064	18,580	12-31-2021	31,644	11,865
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	6,939	—	6,939	4,109	12-31-2021	11,048	—
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	76,595	—	76,595	—	12-31-2021	76,595	63,666
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	2,087	—	2,087	—	12-31-2021	2,087	1,738
Almeyda Solar SpA	Waste management	Contracts for the removal of hazardous and non-hazardous waste, and removal of household waste.	In progress	39,521	—	39,521	31,508	12-31-2021	71,029	37,904
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	33,992	—	33,992	36,542	12-31-2021	70,534	33,467
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	—	—	—	24,435	12-31-2020	24,435	—
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	63,736	—	63,736	64,160	12-31-2021	127,896	121,506
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	16,663	—	16,663	28,702	12-31-2021	45,365	394
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	8,149	—	8,149	12,795	12-31-2021	20,944	17,419
		Total		14,046,722	5,768,806	8,313,182	3,966,677		17,967,209	15,902,027

				12-31-2019
Disbursing Company	Project Name	Environmental Description	Project status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche	PEHUENCHE CENTRAL	Waste Management	In progress	3,165	-	3,165	-	-	3,165
		Environmental Sanitation	In progress	1,988	-	1,988	-	-	1,988
	CURILLINQUE CENTRAL	Campaigns and Studies	In progress	9,061	-	9,061	-	-	9,061
		Environmental Sanitation	In progress	882	-	882	-	-	882
	LOMA ALTA CENTRAL	Environmental Sanitation	In progress	882	-	882	-	-	882
Enel Distribución Chile S.A.	CHANGE OF TRAD X CALPE NETWORK	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	1,476,780	1,476,780	-	-	12-31-2019	1,476,780
	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	Completed	2,600	-	2,600	-	12-31-2019	2,600
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Completed	67,291	-	67,291	-	12-31-2019	67,291
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	Completed	3,507,502	-	3,507,502	-	12-31-2019	3,507,502
		The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance tree planting of SSEE and removal of weeds, debris and garbage, exterior perimeter.	Completed	64,737	-	64,737	-	12-31-2019	64,737
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of weeding and weed control in electrical power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	Completed	19,706	-	19,706	-	12-31-2019	19,706
		The removal and transfer to waste dump from a Substation was carried out.	Completed	21,719	-	21,719	-	12-31-2019	21,719
	MANEJO AMBIENTAL	Environmental Management of Reforestation in Metropolitan Park.	Completed	2,337	-	2,337	-	12-31-2019	2,337
	MEJORAS EN LA RED MT	Replacement of MT network with protected cable	In progress	170,077	170,077	-	-	12-31-2019	170,077
	GESTIÓN DE RESPEL	Hazardous waste removal and treatment management	Completed	103,847		103,847	-	12-31-2019	103,847
	REPLACE TRIFAS TRIFAS MEJ QUALITY BT	Replacement of transformers with chargeability problems	In progress	1,168,343	1,168,343	-	-	12-31-2019	1,168,343
	REPLACEMENT TD DAE CONCENTRICA X TD. TRIF. RED CALPE	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	492,260	492,260	-	-	12-31-2019	492,260
Enel Generación Chile S.A.	ENVIRONMENTAL MONITORING	Environmental Monitoring Contract with SK Ecology, operation and maintenance CEMS.	In progress	576,519	-	576,519	-	-	576,519
	CEMS STANDARDIZATION	Warehouse standardization, environmental management, regularization of environmental impact assessment (EIA)	In progress	207,966	207,966	-	-	-	207,966
	HYDRAULIC CENTRALS	Waste management and sanitation	In progress	2,315	-	2,315	-	-	2,315
	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, CEMS Annual Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Measurements Isokineticas, Trabajos SGI (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	1,452,158	855,667	596,491	855,667	12-31-2020	2,307,825
	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	5,387,657	1,763,829	3,623,828	1,763,829	12-31-2020	7,151,486
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	339,103	-	339,103	420,877	12-31-2020	759,980
	CENTRAL QUINTERO	CEMS Central Quinteros	In progress	458,001	110,923	347,078	37,983	12-31-2020	495,984
Enel Green Power del Sur Spa.	Carrera Pinto	Waste Management	Completed	4,432	-	4,432	-	-	4,432
		Environmental Sanitation	Completed	6,466	-	6,466	-	-	6,466
		Wastewater Treatment Plant	Completed	4,436	-	4,436	-	-	4,436
	Finis Terrae	Waste Management	Completed	10,954	-	10,954	-	-	10,954
		Environmental Sanitation	Completed	7,674	-	7,674	-	-	7,674
		Wastewater Treatment Plant	Completed	2,154	-	2,154	-	-	2,154
	La Silla	Environmental Sanitation	Completed	2,902	-	2,902	-	-	2,902
	Los Buenos Aires	Waste Management	Completed	1,509	-	1,509	-	-	1,509
		Campaigns and Studies	Completed	20,613	-	20,613	-	-	20,613
		Environmental Sanitation	Completed	3,989	-	3,989	-	-	3,989
		Wastewater Treatment Plant	Completed	882	-	882	-	-	882
		Materials Environment	Completed	5,589	-	5,589	-	-	5,589
	Pampa Norte	Waste Management	Completed	5,098	-	5,098	-	-	5,098
		Environmental Sanitation	Completed	6,618	-	6,618	-	-	6,618
		Wastewater Treatment Plant	Completed	3,459	-	3,459	-	-	3,459
	Renaico	Waste Management	Completed	2,281	-	2,281	-	-	2,281
		Campaigns and Studies	Completed	83,820	-	83,820	-	-	83,820
		Environmental Sanitation	Completed	5,226	-	5,226	-	-	5,226
		Wastewater Treatment Plant	Completed	982	-	982	-	-	982
		Materials Environment	Completed	4,822	-	4,822	-	-	4,822
		Outsourced Services	Completed	53,970	-	53,970	-	-	53,970
	Sierra Gorda	Waste Management	Completed	13,999	-	13,999	-	-	13,999
		Campaigns and Studies	Completed	42,959	-	42,959	-	-	42,959
		Environmental Sanitation	Completed	3,300	-	3,300	-	-	3,300
		Wastewater Treatment Plant	Completed	127	-	127	-	-	127
Empresa Electrica Panguipulli S.A.	Chañares	Waste Management	Completed	1,613	-	1,613	-	-	1,613
		Campaigns and Studies	Completed	7,981	-	7,981	-	-	7,981
		Environmental Sanitation	Completed	5,262	-	5,262	-	-	5,262
		Wastewater Treatment Plant	Completed	5,591	-	5,591	-	-	5,591
	Lalackama	Waste Management	Completed	1,678	-	1,678	-	-	1,678
		Environmental Sanitation	Completed	7,091	-	7,091	-	-	7,091
		Wastewater Treatment Plant	Completed	3,273	-	3,273	-	-	3,273
	Pilmaiquen	Waste Management	Completed	1,450	-	1,450	-	-	1,450
		Environmental Sanitation	Completed	6,822	-	6,822	-	-	6,822
	Pullinque	Waste Management	Completed	785	-	785	-	-	785
		Campaigns and Studies	Completed	2,627	-	2,627	-	-	2,627
		Environmental Sanitation	Completed	4,129	-	4,129	-	-	4,129
		Materials Environment	Completed	394	-	394	-	-	394
	Talinay Poniente	Campaigns and Studies	Completed	46,026	-	46,026	-	-	46,026
Parque Eolico Tal Tal S.A.	Taltal	Waste Management	Completed	10,745	-	10,745	-	-	10,745
		Campaigns and Studies	Completed	44,656	-	44,656	-	-	44,656
		Environmental Sanitation	Completed	2,476	-	2,476	-	-	2,476
		Wastewater Treatment Plant	Completed	2,515	-	2,515	-	-	2,515
Parque Eolico Valle De Los Vientos S.A.	Valle de los Vientos	Waste Management	Completed	11,546	-	11,546	-	-	11,546
		Campaigns and Studies	Completed	20,216	-	20,216	-	-	20,216
		Environmental Sanitation	Completed	2,471	-	2,471	-	-	2,471
Parque Eolico Talinay Oriente S.A.	Talinay Oriente	Waste Management	Completed	11,865	-	11,865	-	-	11,865
		Campaigns and Studies	Completed	63,666	-	63,666	-	-	63,666
		Environmental Sanitation	Completed	9,419	-	9,419	-	-	9,419
		Wastewater Treatment Plant	Completed	1,738	-	1,738	-	-	1,738
Almeyda Solar Spa	Diego de Almagro	Waste Management	Completed	10,087	-	10,087	-	-	10,087
		Environmental Sanitation	Completed	5,216	-	5,216	-	-	5,216
		Wastewater Treatment Plant	Completed	6,040	-	6,040	-	-	6,040
Total			16,132,535		6,245,845	9,886,690	3,078,356		19,210,891

				12-31-2018
Disbursing Company	Project Name	Environmental Description	Project status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche	ENVIRONMENTAL EXPENSES HYDROELECTRIC POWER PLANTS	C.H. Pehuenche E E Pehuenche S.A. Supply of flow measurement equipment. .	In progress	48,574	48,574	-	-		48,574
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	62,560	-	62,560	-	-	62,560
Enel Distribución Chile S.A.	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	134,394	-	134,394	19,654	12-31-2018	154,048
		Tree pruning near the medium voltage network.	In progress	5,790,042	2,472,768	3,317,274	502,599	03-31-2019	6,292,641
	RESPEL MANAGEMENT	Hazardous waste management.	Completed	1,780	-	1,780	-	06-30-2018	1,780
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures.	Completed	15,383	-	15,383	36,633	12-31-2018	52,016
		The service consists of weeding and weed control in electrical power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	En proceso	46,339	-	46,339	568	03-31-2018	46,907
	ENVIRONMENTAL PERMITS	Environmental Impact Statement: 1) New Lampa Sectioning Substation and 2) Ochagavia - Florida Line, Sanjon La Aguada section.	In progress	1,767	1,767	-	5,203	03-31-2019	6,970
	VEGETATION CONTROL IN MT / BT NETWORKS	Improvement in the traditional network by calpe (pre-assembled aluminum cable)	In progress	19,416	19,416	-	373,059	03-31-2019	392,475
	IMPROVEMENTS IN THE MT NETWORK	Replacement of MT bare network by shielded cable	In progress	158,086	158,086	-	18,056	03-31-2019	176,142
	CHANGE OF NETWORK TRAD X CALPE	Replacement of traditional network by Calpe (Pre-assembled aluminum cable) BT	In progress	851,792	851,792	-	530,712	03-31-2019	1,382,504
	REPLACEMENT TD DAE CONCENTRICA X TD. TRIF. RED CALPE	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	712,455	712,455	-	295,961	03-31-2019	1,008,416
	REPLACEMENT OF TRAFOS TRIFAS QUALITY BT	Replacement of transformers with chargeability problems	In progress	1,288,155	1,288,155	-	1,353,909	03-31-2019	2,642,064
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Cerro Chena and Metropolitan Park.	In progress	5,831	-	5,831	803	03-31-2019	6,634
	Asbestos removal from underground cables	Removal of asbestos flame retardant tape from the MT underground network.	In progress	265,577	146,300	119,277	118,337	03-31-2019	383,914
Enel Generación Chile S.A.	ENVIRONMENTAL MONITORING	Environmental Monitoring Contract with SK Ecology, operation and maintenance CEMS	In progress	797,543	-	797,543	-	-	797,543
	CEMS STANDARDIZATION	Winery standardization, environmental management, environmental impact assessment regularization (EIA)	In progress	645,302	645,302	-	-	-	645,302
	HYDRAULIC CENTRALS	Waste Management e higienización	In progress	11,567	-	11,567	-	-	11,567
	ENVIRONMENTAL EXPENSES CC.TT.	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, CEMS Annual Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Measurements Isokineticas, Trabajos SGI (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	2,102,056	-	2,102,056	-	-	2,102,056
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	2,867,523	-	2,867,523	-	-	2,867,523
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	183,156	-	183,156	-	-	183,156
	C.H. RALCO	Ralco Plan: Reforestation according to an agreement with the Universidad Católica and electrification of homes in Ayin Maipú.	In progress	4,542,216	4,542,216	-	-	-	4,542,216
	CENTRAL QUINTERO	CEMS Central Quinteros	In progress	417,194	417,194	-	-	-	417,194
Total				20,968,708	11,304,025	9,664,683	3,255,494		24,224,202